Notes Payable - Related Party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturity date	Jan. 31, 2021
Proceeds from related party	$ 279,000	$ 100,375	$ 0
Note 4
Debt amount	$ 50,000
Maturity date	Dec. 31, 2020
Due to related party	$ 230,000	50,000
Bearing interest rate	10.00%
Accrued interest	$ 4,986	0
Note 4 | June 3, 2022
Debt amount	$ 100,000
Maturity date	Jun. 03, 2022
Note 4 | April 5, 2022
Debt amount	$ 80,000
Maturity date	Apr. 05, 2022
Note 1
Due to related party	$ 147,500	147,500
Advances from related party	0	100,000
Note 2
Debt amount	$ 50,000	100,000
Maturity date	Jan. 01, 2021
Proceeds from related party	$ 100,000
Due to related party	150,000	50,000
Advances from related party	$ 10,956	0
Bearing interest rate	10.00%
Accrued interest	$ 10,956	0
Note 3
Maturity date	Dec. 31, 2020
Due to related party	$ 50,000	50,000
Bearing interest rate	10.00%
Accrued interest	$ 4,986	$ 0